Changes to IFRS Not Yet Adopted	12 Months Ended
Dec. 31, 2018
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Changes to IFRS Not Yet Adopted

3 CHANGES TO IFRS NOT YET ADOPTED

IFRS 16 Leases was issued in 2016 to replace IAS 17 Leases and is required to be adopted by 2019. Under the new standard all lease contracts, with limited exceptions, are recognised in financial statements by way of right-of-use assets and corresponding lease liabilities. Shell will apply the modified retrospective approach, which means that the cumulative effect of initially applying the standard is recognised at the date of initial application and there is no restatement of comparative information. Compared with the existing accounting for operating leases, application of the standard will have a significant impact on the classification of expenditures and consequently the classification of cash flow from operating activities, cash flow from investing activities and cash flow from financing activities. It will also impact the timing of expenses recognised in the statement of income. No impact is expected in relation to lease contracts previously classified as finance leases. The adoption of the new standard at January 1, 2019, is expected to have a negligible impact on equity following the recognition of lease liabilities of approximately $16.0 billion and additional right of use assets of approximately $15.6 billion and reclassifications mainly related to pre-paid leases and onerous contract provisions previously recognised.

IFRS 17 Insurance contracts was issued in 2017 and will become effective for annual reporting periods beginning on or after January 1, 2021. The IFRS 17 model combines a current balance sheet measurement of insurance contracts with recognition of profit over the period that services are provided. The general model in the standard requires insurance contract liabilities to be measured using probability-weighted current estimates of future cash flows, an adjustment for risk, and a contractual service margin representing the profit expected from fulfilling the contracts. Effects of changes in the estimates of future cash flows and the risk adjustment relating to future services are recognised over the period services are provided rather than immediately in profit or loss. Shell is in the process evaluating the initial impact of this pronouncement.